UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.) :  [ ]  is a restatement
                                    [ ]  adds new holdings to entries.
Institutional Investment Manager Filing This Report:
Name:             Westport Advisers LLC
Address:          253 Riverside Avenue
                  Westport, CT  06880

13F File Number:  028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald H. Oliver
Title:            Managing Director
Phone:            203-227-3601
Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver        Westport, Connecticut           August 13, 2008

Report Type  (Check only one):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total (x$1,000): $ 1,010,578

List of Included Managers:

         Andrew J. Knuth        Westport Advisers, LLC
         Edmund H. Nicklin      Westport Advisers LLC

List of Other Included Managers:
         No.      13F File Number           Name

Westport Advisers LLC
FORM 13F
                                    31-Mar-08

                                                                                                      Voting Authority
                                                                                                      ----------------
                                     Title                   Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                       of class     CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole    Shared  None
------------------------------       --------   ---------    --------  -------    ---  ----  -------  --------  ----    ------  ----
AAR Corp.                            COM        000361105     1277       94408     SH        Sole                94408
Abbott Laboratories                  COM        002824100     2913       55000     SH        Sole                55000
Air Prods & Chem                     COM        009158106     2620       26500     SH        Sole                26500
American Eagle Outfitters, Inc       COM        02553E106      545       40000     SH        Sole                40000
Amphenol Corp.                       COM        032095101     3478       77500     SH        Sole                77500
Anadarko Petroleum Corp.             COM        032511107     5800       77500     SH        Sole                77500
Arbitron, Inc.                       COM        03875Q108    32193      677753     SH        Sole               677753
Arthur J. Gallagher & Company        COM        363576109    12137      503600     SH        Sole               503600
Baldor Electric Company              COM        057741100    31010      886502     SH        Sole               886502
BankUnited Financial Corp. - C       COM        06652B103     1045     1088700     SH        Sole              1088700
Big Lots, Inc.                       COM        089302103    41020     1313056     SH        Sole              1313056
Brown & Brown, Inc.                  COM        115236101    10003      575200     SH        Sole               575200
CA, Inc.                             COM        12673P105     3233      140000     SH        Sole               140000
CACI International, Inc.             COM        127190304    10111      220900     SH        Sole               220900
CVS/Caremark Corp.                   COM        126650100    26116      660000     SH        Sole               660000
Charles River Laboratories Int       COM        159864107    44827      701300     SH        Sole               701300
Checkpoint Systems, Inc.             COM        162825103    14336      686600     SH        Sole               686600
ChoicePoint, Inc.                    COM        170388102      694       14400     SH        Sole                14400
Cox Radio, Inc. - Class A            COM        224051102     5113      433334     SH        Sole               433334
Cullen/Frost Bankers, Inc.           COM        229899109     1495       30000     SH        Sole                30000
Darden Restaurants, Inc.             COM        237194105    23450      734200     SH        Sole               734200
DeVry, Inc.                          COM        251893103    68365     1275000     SH        Sole              1275000
Del Monte Foods Company              COM        24522P103    12602     1775000     SH        Sole              1775000
Diebold, Inc.                        COM        253651103      712       20000     SH        Sole                20000
Downey Financial Corp.               COM        261018105      332      120000     SH        Sole               120000
Dr. Pepper Snapple Group, Inc.       COM        26138E109     2308      110000     SH        Sole               110000
EMS Technologies, Inc.               COM        26873N108     3333      152613     SH        Sole               152613
EOG Resources, Inc.                  COM        26875P101     8200       62500     SH        Sole                62500
Emmis Communications Corp.           COM        291525103      388      154153     SH        Sole               154153
Energy Partners Ltd                  COM        29270U105    11110      744637     SH        Sole               744637
FEI Company                          COM        30241L109      273       12000     SH        Sole                12000
FMC Corp.                            COM        302491303     4646       60000     SH        Sole                60000
Fairchild Semiconductor Corp.        COM        303726103     4105      350000     SH        Sole               350000
FedEx Corp.                          COM        31428X106     2364       30000     SH        Sole                30000
Forest Oil Corp.                     COM        346091705    53868      723058     SH        Sole               723058
Forestar Real Estate Group, In       COM        346233109     4555      239096     SH        Sole               239096
Genentech Inc.                       COM        368710406     3036       40000     SH        Sole                40000
General Communication, Inc. -        COM        369385109     5080      739450     SH        Sole               739450
Helmerich & Payne, Inc.              COM        423452101     2237       31060     SH        Sole                31060
Hilb, Rogal & Hobbs Company          COM        431294107    40218      925400     SH        Sole               925400
IMS Health, Inc.                     COM        449934108    12573      539598     SH        Sole               539598
IShares Russell Midcap Index         COM        464287499     2395       25000     SH        Sole                25000
IShares S&P Midcap 400               COM        464287507     1632       20000     SH        Sole                20000
ITT Educational Services, Inc.       COM        45068B109    49247      596000     SH        Sole               596000
International Rectifier Corp.        COM        460254105     1152       60000     SH        Sole                60000
Interpublic Group of Companies       COM        460690100      860      100000     SH        Sole               100000
John Wiley & Sons, Inc.              COM        968223206    19771      439054     SH        Sole               439054
KBR, Inc.                            COM        48242W106    13112      375586     SH        Sole               375586
Kinetic Concepts, Inc.               COM        49460W208     6186      155000     SH        Sole               155000
Laboratory Corporation of Amer       COM        50540R409     3656       52500     SH        Sole                52500
Orient Express Hotels Ltd. - C       COM        G67743107    25156      579100     SH        Sole               579100
Pall Corp.                           COM        696429307     2877       72500     SH        Sole                72500
Parametric Technology Corp.          COM        699173209      800       48000     SH        Sole                48000
Perot Systems Corp. - Class A        COM        714265105    13884      925000     SH        Sole               925000
Plains Exploration & Productio       COM        726505100    63699      872950     SH        Sole               872950
Praxair, Inc.                        COM        74005P104     4712       50000     SH        Sole                50000
Precision Castparts Corp.            COM        740189105    68760      713500     SH        Sole               713500
QLogic Corp.                         COM        747277101     9895      678209     SH        Sole               678209
Rogers Corp.                         COM        775133101     6195      164800     SH        Sole               164800
Ruby Tuesday, Inc.                   COM        781182100     4807      890200     SH        Sole               890200
Saks, Inc.                           COM        79377w108    10020      912600     SH        Sole               912600
St. Joe Company (The)                COM        790148100     7763      226193     SH        Sole               226193
Sterling Financial Corp.             COM        859319105     1138      275000     SH        Sole               275000
Stone Energy Corp.                   COM        861642106    21025      319000     SH        Sole               319000
SunTrust Banks, Inc.                 COM        867914103      688       19000     SH        Sole                19000
Synopsys, Inc.                       COM        871607107    31462     1316392     SH        Sole              1316392
Teradata Corporation                 COM        88076W103     1023       44200     SH        Sole                44200
Texas Instruments, Inc.              COM        882508104     1832       65064     SH        Sole                65064
The South Financial Group, Inc       COM        837841105     2590      660700     SH        Sole               660700
Thermo Fisher Scientific Inc.        COM        883556102    33494      601000     SH        Sole               601000
TriZetto Group, Inc.                 COM        896882107    21698     1014863     SH        Sole              1014863
Universal Health Services, Inc       COM        913903100    62284      985200     SH        Sole               985200
WSFS Financial Corp.                 COM        929328102     1578       35382     SH        Sole                35382
The South Financial Corp.            CONV PREF  837841204     1124        1922     SH        Sole                 1922
The South Financial Corp.            CONV PREF  837841303      338         578     SH        Sole                  578
REPORT SUMMARY                  75     DATA RECORDS        1010578
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